LEASES - Summary of maturities of lease payments (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	¥ 33,430
2021	2,746
2022 and thereafter	0
Total lease payment	36,176
Less imputed interest	(961)
Total	¥ 35,215